Pension And OPEB Plans (Narrative) (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets	$ 1,850		$ 1,850			$ 2,180	$ 1,974
Earning period						3 years
Rolling period						4 years
Percentage of gains and losses						25.00%
Second pool representation of total investments, percentage						31.00%
Cash contributions						$ 180	35	$ 79
Vistra [Member]
Defined Benefit Plan Disclosure [Line Items]
Unfunded liability						$ 111
Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of corporate bonds | item						1,029
Discount rate			3.53%
Expected return on plan assets			5.13%
Pension And OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets						$ 1,215	1,199
Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate			3.72%
Expected return on plan assets			4.78%
Defined Benefit Pension Plans [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net loss					$ 45
Amortization of prior service cost					0
Defined Benefit Pension Plans [Member] | Scenario, Forecast [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net loss					4
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unfunded liability						(900)	(1,020)
Expected funding, 2018						82
Expected funding, 2018 to 2022						556
Amortization of net loss	(12)	$ (11)	$ (36)	$ (33)		$ (45)	$ (41)	$ (63)
Discount rate						4.05%	4.30%	3.96%
Expected return on plan assets						5.17%	5.54%	5.26%
Cash contributions			62			$ 149	$ 4	$ 54
Additional cash contributions	20		20
Additional cash contributions, next five years			480
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unfunded liability						$ (1,049)	(973)
Number of corporate bonds | item						391
Expected funding, 2018						$ 35
Expected funding, 2018 to 2022						178
Amortization of net loss	(14)	(8)	(41)	(24)		(32)	(35)	(33)
Amortization of prior service cost	(8)	$ (5)	$ (21)	$ (15)		$ (20)	$ (20)	$ (20)
Discount rate			3.73%			4.35%	4.60%	4.23%
Expected return on plan assets			6.20%			6.10%	6.30%	6.65%
Cash contributions			$ 31			$ 31	$ 31	$ 25
Additional cash contributions	$ 4		4
Additional cash contributions, next five years			$ 175
OPEB Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net loss					56
Amortization of prior service cost					30
OPEB Plan [Member] | Scenario, Forecast [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net loss					1
Amortization of prior service cost					$ 0
Oncor Cash Balance Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer						100.00%
Percentage of employee's contribution matched 100% by employer						6.00%
Oncor Traditional Retirement Plan Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer						75.00%
Percentage of employee's contribution matched 100% by employer						6.00%
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions						$ 17	$ 15	$ 14